Other financial liabilities (Schedule of detailed information about changes in other financial liabilities at amortized cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [abstract]
Beginning balance	$ 36,273	$ 40,787
Net additions	39,240	22,796
Disbursements	(37,491)	(26,511)
Accretion	3,099	2,811
Effects of changes in foreign exchange	1,372	(3,610)
Ending balance	$ 42,493	$ 36,273